Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from (used in) operating activities
Net income (loss)	$ (399,694)	$ (12,602,003)	$ 30,413,385
Adjustments to reconcile net income to net cash provided by operating activities:
- deferred income taxes	2,845,195	(1,708,489)	1,261,823
- stock-based compensation	206,301	459,901	422,860
- inventory provision	4,034,169	6,805,541	593,451
- provision for (recovery of) doubtful accounts	(166,865)	1,921,493	17,744
- write-down of equipment and loss on disposal	454,973	1,237,685	169,678
- research and development expenditures qualified for government grant	(686,258)	(43,278)	(251,436)
- depreciation of property, plant and equipment and amortization of licenses and permits	4,825,613	4,232,103	2,239,139
- deferred government grant recognized in income	(432,543)	(416,019)	(1,119,054)
- accretion expenses	377,410	117,064
Changes in:
- accounts receivable	5,474,602	1,003,642	(5,019,696)
- inventories	(1,915,078)	(8,597,440)	(5,384,946)
- income tax payable	1,339,812	(5,524,628)	6,758,750
- prepaid expenses and deposits	(530,715)	(903,696)	468,782
- deferred revenue	(2,695,943)	426,040	12,722,284
- accounts payable and accrued liabilities	1,204,647	(686,461)	5,118,740
Net cash provided by (used in) operating activities	13,935,626	(14,278,545)	48,411,504
Cash flows from financing activities
- Loan proceeds	11,391,836	19,989,083	17,687,473
- Loan repayments	(10,658,840)	(17,850,030)	(10,232,422)
- Proceeds from issuance of common stock, net of share issuance costs	748,800	62,255,261	697,320
- Repurchase of common shares			(335,831)
- Proceeds from shares subscribed	3,360		4,035
- Dividends paid to non-controlling shareholder of Sinovac Beijing	(5,862,676)	(3,285,902)	(3,846,501)
- Government grants received	1,592,925	372,012	1,318,857
- Repayment from (loan to) non-controlling shareholder of Sinovac Beijing	3,397,522	(3,286,695)
Net cash provided by financing activities	612,927	58,193,729	5,292,931
Cash flows used in investing activities
- Restricted cash		64,400	(64,400)
- Proceeds from disposal of equipment	122,089	231,606
- Proceeds from redemption of short-term investments	1,544,759	7,314,187
- Purchase of short-term investments		(1,475,209)	(7,308,873)
- Prepayments for acquisition of equipment	(467,183)	(562,043)
- Acquisition of property, plant and equipment	(14,989,876)	(24,817,168)	(4,320,065)
Net cash used in investing activities	(13,790,211)	(19,244,227)	(11,693,338)
Exchange gain on cash and cash equivalents	1,942,863	1,961,321	48,013
Increase in cash and cash equivalents	2,701,205	26,632,278	42,059,110
Cash and cash equivalents, beginning of year	101,585,490	74,953,212	32,894,102
Cash and cash equivalents, end of year	104,286,695	101,585,490	74,953,212
Supplemental disclosure of cash flow information:
Cash paid for interest, net of amount capitalized	455,851	1,017,502	914,546
Cash paid for income taxes	881,596	5,986,249	3,066,447
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	$ 9,124,751	$ 3,958,740	$ 1,120,330